Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary Of Other Financial Assets
Other financial assets as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Current
Derivatives assets	￦	66,558	223,771
Debt securities		157,895	121,122
Deposit instruments(* 1,2)		2,709,171	2,558,946
Short-term financial instruments(* 2)		10,514,093	8,006,081

	￦	13,447,717	10,909,920

Non-current
Derivatives assets	￦	182,538	136,224
Equity securities(* 3)		1,466,061	1,462,088
Debt securities		3,968	78,901
Other securities(* 3)		430,998	632,469
Deposit instruments(* 2)		36,109	22,856

	￦	2,119,674	2,332,538

(*1)	As of December 31, 2021, ￦ 4,314 million is restricted in use for a government project.
(*2)	As of December 31, 2021 and 2022, financial instruments amounting to ￦ 83,738 million and ￦ 73,192 million, respectively, are restricted in use for financial arrangements, pledge and others.
(*3)	As of December 31, 2021 and 2022, ￦ 189,198 million and ￦ 153,640 million of equity and other securities, respectively, have been provided as collateral for borrowings, construction projects and others.